AMERITAS LIFE INSURANCE CORP.
                               ("Ameritas Life")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                    AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                             ("Separate Accounts")

                                 Supplement to:

                 Corporate Benefit VUL, Overture Applause!(R),
          Overture Applause! II, Overture Bravo!(R), Overture Encore!
                         and Overture Annuity III-Plus
                         Prospectuses Dated May 1, 2007

                      Overture Ovation! and Protector hVUL
                         Prospectuses Dated May 1, 2008

                   Overture Annuity II, Overture Annuity III,
                     Overture Accent! and Overture Acclaim!
                      Prospectuses Dated September 1, 2009

                           Excel Performance VUL and
                               Overture Medley(R)
                         Prospectuses Dated May 1, 2010

                       Supplement Dated October 22, 2010



Effective October 6, 2010, the name of the Subadviser to the Calvert VP Mid Cap Value Portfolio changed from RiverSource Investments, LLC to Columbia Management Investment Advisers, LLC. Therefore, the portfolio objectives charts in the Separate Account Variable Investment Options sections for the variable product prospectuses listed above, are updated for the Calvert VP Mid Cap Value Portfolio, to read as follows:

----------------------------------------------------------------------------------------------------
               FUND NAME                                     INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                       Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------------------------------------------------
        Calvert Variable Series, Inc.*                 Calvert Asset Management Company, Inc.
----------------------------------------------------------------------------------------------------
Calvert VP Mid Cap Value Portfolio - Columbia
Management Investment Advisers, LLC
(Ameritas Mid Cap Value Portfolio prior to 5/1/10)   Long-term capital appreciation.
----------------------------------------------------------------------------------------------------

* This fund is part of, and its investment adviser is an indirect subsidiary of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas Life.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

Please see the Calvert VP Mid Cap Value Portfolio prospectus for more information.

  Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
      If you do not have a current prospectus, please contact Ameritas at
                                1-800-745-1112.